Non-controlling interest ("NCI") (Narrative) (Details) - Asanko Gold Ghana Ltd. [Member]	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [line items]
Interest held by Government of Ghana	10.00%
Percentage of dividends allocated to non-controlling interests	10.00%